Parent Company Financial Information (Details 1) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Revenues [Abstract]
Interest and dividends on securities	$ 2,987,000	$ 3,975,000	$ 1,521,000
Provision for loan losses	(10,500,000)	(49,394,000)	(30,500,000)
Impairment loss on investment in LLCs	(200,000)	0	(3,126,000)
Loss from investment in LLCs	(257,000)	(126,000)	(128,000)
Operating Expenses [Abstract]
Interest on subordinated debentures	536,000	494,000	504,000
Income tax benefit	11,337,000	(10,184,000)	2,938,000
Net income (loss)	18,110,000	(16,268,000)	6,323,000
Parent Company [Member]
Revenues [Abstract]
Income (loss) from subsidiary	18,835,000	(15,801,000)	8,659,000
Interest and dividends on securities	0	26,000	42,000
Provision for loan losses	0	(68,000)	0
Gain on sale of real estate	25,000	37,000	70,000
Impairment loss on investment in LLCs	(200,000)	0	(3,126,000)
Loss from investment in LLCs	(257,000)	(126,000)	(128,000)
Total income (loss)	18,403,000	(15,932,000)	5,517,000
Operating Expenses [Abstract]
Interest on subordinated debentures	536,000	494,000	504,000
Professional Fees	155,000	75,000	87,000
Other Expenses	55,000	60,000	65,000
Total expenses	746,000	629,000	656,000
Income (loss) before income tax expense	17,657,000	(16,561,000)	4,861,000
Income tax benefit	(453,000)	(293,000)	(1,462,000)
Net income (loss)	$ 18,110,000	$ (16,268,000)	$ 6,323,000